Direct Financing and Sales-Type Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($)
Direct Financing and Sales Type Leases [Line Items]
Income earned from direct financing and sales-type leases | $	$ 11,689	$ 13,417	$ 18,558
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases | Property	100,338	111,059